SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE H – SUBSEQUENT EVENTS

Subsequent to March 31, 2020, the Fund has entered into an agreement to either sell or transfer its interests in one operating limited partnership, which closed by June 2020. The sales price and other terms for the disposition of the operating limited partnership has been determined. The proceeds received for the operating limited partnership was $12,000. The gain on the disposition of the operating limited partnership was $9,500 and was recognized in the first quarter of the fiscal year ended 2021.